Property, Plant and Equipment, Net (Details) - Schedule of Property, Plant and Equipment - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of property, plant and equipment [Abstract]
Office equipment, fixtures and furniture		$ 48,475	$ 47,620
Computer		24,000
Motor vehicle		170	173
Less: Accumulated depreciation		(17,894)	(12,992)
Less: Impairment		(26,703)	(22,248)
Total	$ 19,283	$ 28,048	$ 12,553